CONTINGENT LIABILITIES AND PLEDGED ASSETS (Detail Textuals) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of contingent liabilities [line items]
Negative outcome of potential legal dispute	kr 10,000
Oasmia Pharmaceutical AB
Disclosure of contingent liabilities [line items]
Amount of collateral with bank	8,000	kr 8,000
Overdraft facility | Oasmia Pharmaceutical AB
Disclosure of contingent liabilities [line items]
Amount of collateral with bank	5,000	5,000
Foreign currency derivative | Oasmia Pharmaceutical AB
Disclosure of contingent liabilities [line items]
Amount of collateral with bank	kr 3,000	kr 3,000